Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	International Money Express, Inc.
Entity Central Index Key	0001683695
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2018